Tax Payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Uncertain tax position (Note 18)	¥ 41,100		¥ 41,100
Withholding individual income tax	35,185		36,226
Value added tax	3,347		1
Other Tax	24
Total	¥ 79,656	$ 12,500	¥ 77,327